MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
MARKETABLE SECURITIES
Schedule of marketable securities

CURRENT
Marketable Securities	Financial Custodian	Due date	Indexer	12/31/2018	12/31/2017
LFT	CEF	After 90 days	Fixed	49,357	—
LTN	Banco do Brasil	After 90 days	Fixed	4,467,274	5,153,684
LTN	CEF	After 90 days	Fixed	139,442	62,670
NTN- F	Banco do Brasil	After 90 days	Fixed	40,169	100,313
NTN- F	CEF	After 90 days	Fixed	—	18,583
Fixed-income securities	Banco do Brasil	—	—	694,769	449,701
Fixed-income securities	CEF	—	—	375,970	168,586
Buyback transactions	Banco do Brasil	—	—	394,086	458,408
Buyback transactions	CEF	—	—	14,982	284,450
Fundo de Energia do Nordeste (b)	—	—	—	63,423	40,127
Others	—	—	—	168,632	187,836
Total current				6,408,104	6,924,358

NON-CURRENT
Marketable Securities	Financial Custodian	12/31/2018	12/31/2017
Participation certificates (a)	—	291,701	267,715
Referenced - DI	BNDES	—	61,634
Others	—	2,132	2,513
Total Non-current		293,833	331,862
(a)

Beneficiary Parties - Marketable securities acquired as a result of the restructuring of the Company’s investment in the subsidiary INVESTCO S.A. These assets guarantee annual returns equal to 10% of the earnings of the aforecompanies mentioned below, paid together with dividends, and will be redeemed at maturity in October 2032, through conversion to preferred shares in the capital stock of aforesaid companies. These marketable securities are adjusted to present value and are shown below:

	12/31/2018	12/31/2017
Lajeado Energia	451,375	451,375
Paulista Lajeado	49,975	49,975
Ceb Lajeado	151,225	151,225
Face value	652,575	652,575
Adjustment to present value	(360,874)	(384,860)
Present value	291,701	267,715
(b)

Fundo de Energia do Nordeste (FEN) - A sectoral fund that is composed of the resources that will be reverted to the fund and that correspond to the difference between the price paid by large consumers to CHESF and the cost of generating energy, according to the legislation, with the objective of providing resources for the implementation of electric energy projects in the Northeast Region of Brazil through a SPE.